Finance receivables, net (Tables)	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Components of Finance Receivables	The following table lists the components of the finance receivables as of December 31, 2024 and 2023:

Year ended December 31 (€, in millions)	2023	2024
Finance receivables, gross	1,439.8	399.8
Unearned interest	—	—
Finance receivables, net	1,439.8	399.8
Current portion of finance receivables, gross	1,379.2	82.6
Current portion of unearned interest	—	—
Non-current portion of finance receivables, net	60.6	317.2

Finance Receivables Due for Payment	At December 31, 2024, payments of the finance receivables in the next five years and thereafter are:

(€, in millions)	Amount
2025	82.6
2026	317.2
2027	—
2028	—
2029	—
Thereafter	—
Finance receivables, gross	399.8